SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

No matters or circumstances have arisen since the end of the reporting period, not otherwise disclosed in this report, which significantly affected or may significantly affect the operations of the Company, the result of those operations or the state of affairs of the Company in subsequent financial years.